CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance (Deficit) at Dec. 31, 2008	$ 2	$ 0	$ 50	$ 58,810	$ (68,284)	$ 0	$ (1,662)	$ (11,084)
Cumulative effect of change in accounting principle				(3,195)				(3,195)
Stock options issued to officers, directors and employees				663				663
Modification of warrants				1,793				1,793
Warrants issued for services				46				46
Common Stock issued for interest payments (313,005 shares)				109				109
Common Stock issued for services				188				188
Common Stock issued for cash (1,428,571 shares at $0.35 per share)			2	498				500
Issued 435,442 shares of Common Stock and warrants to acquire CASTion's noncontrolling interest			1	268				269
Purchase of CASTion shares from noncontrolling interest				(2,282)			1,662	(620)
Warrants and beneficial conversion feature issued with convertible notes and Series B Convertible Preferred Stock				4,211				4,211
Convertible Note and accrued interest converted to Common Stock			1	576				577
Convertible Notes and accrued interest converted to Series B Convertible Preferred Stock (2,454,621 shares at $2.40 per share), net of value of acquired beneficial conversion features		24		3,632				3,656
Series B Convertible Preferred Convertible Stock issued for cash (583,333 shares at $2.40 per share)		6		1,394				1,400
Net Loss					(12,984)			(12,984)
Balance (Deficit) at Dec. 31, 2009	2	30	54	66,711	(81,268)	0	0	(14,471)
Stock options issued to officers, directors and employees				2,066				2,066
Common Stock issued for services				54				54
Convertible Note and accrued interest converted to Common Stock			1	432				433
Short term borrowings and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share)		8		1,892				1,900
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs of $375 (2,083,334 shares at $2.40 per share)		21		4,604				4,625
Series B Convertible Preferred Stock and warrants issued for settlement with Convertible note holders (55,554 shares at $2.40 per share)		1		533				534
Beneficial conversion features recognized upon issuance of short term borrowings				3,053				3,053
Receipt of treasury stock (50,000 shares at $0.35 per share)						(18)		(18)
Net Loss					(9,850)			(9,850)
Balance (Deficit) at Dec. 31, 2010	$ 2	$ 60	$ 55	$ 79,345	$ (91,118)	$ (18)	$ 0	$ (11,674)